Loans	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Loans
4. Loans
Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of losses expected on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.
The Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans. The amount of accrued
interest
receivables included in Accrued income was ¥239 billion and ¥240 billion at March 31, 2025 and September 30, 2025, respectively.
The Group does not believe that its exposure to any particular geographic area and business sector results in a significant concentration of credit risk.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK and MHTB, and equivalent obligor ratings are determined for the other subsidiaries:

Obligor category (1)(2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.
	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.
	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.
	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.
Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.
	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.
Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).
Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.
Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with modified debt or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2025 and September 30, 2025:

	March 31, 2025
	Term loans by origination year						Revolving Loans (2)	Total
	2024	2023	2022	2021	2020	Prior to 2020

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	14,418	5,880	4,464	3,358	3,391	5,256	7,775	44,542
Watch obligors excluding special attention obligors	153	47	29	76	21	49	162	537
Nonaccrual loans	97	49	27	31	46	239	309	800
Small and medium-sized companies:
Normal obligors	489	313	236	164	146	621	536	2,506
Watch obligors excluding special attention obligors	41	18	12	9	7	37	24	148
Nonaccrual loans	8	5	6	5	10	34	24	92
Retail (1) :
Housing Loan:
Normal obligors	342	289	370	405	320	5,026	—	6,753
Watch obligors excluding special attention obligors	—	—	—	—	1	37	—	39
Nonaccrual loans	—	—	—	—	1	29	—	30
Others:
Normal obligors	149	105	54	38	77	306	449	1,179
Watch obligors excluding special attention obligors	15	10	5	3	8	6	7	53
Nonaccrual loans	4	3	1	2	5	19	8	43
Sovereign:
Normal obligors	3,212	55	47	44	86	239	4	3,687
Watch obligors excluding special attention obligors	2	2	1	—	—	—	—	5
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	160	81	71	252	1	80	221	867
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	19,091	6,857	5,322	4,390	4,122	11,979	9,521	61,282

Foreign:
Corporate (3) :
Normal obligors	13,891	4,670	3,086	1,254	580	1,268	8,360	33,108
Watch obligors excluding special attention obligors	220	96	95	36	113	76	95	730
Nonaccrual loans	17	25	19	1	4	19	10	96
Retail:
Normal obligors	2	1	1	1	1	4	—	10
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	318	220	194	7	2	3	35	778
Watch obligors excluding special attention obligors	—	3	—	—	—	—	—	3
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,333	631	485	112	27	193	454	3,235
Watch obligors excluding special attention obligors	—	—	4	—	—	11	—	16
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	15,781	5,645	3,883	1,411	728	1,574	8,954	37,975

Total	34,872	12,502	9,205	5,801	4,850	13,553	18,475	99,257

	September 30, 2025
	Term loans by origination year						Revolving Loans (2)	Total
	2025	2024	2023	2022	2021	Prior to 2021

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	10,550	8,410	5,253	4,012	2,976	7,233	8,041	46,475
Watch obligors excluding special attention obligors	83	89	42	25	65	67	158	528
Nonaccrual loans	24	79	42	27	33	75	283	564
Small and medium-sized companies:
Normal obligors	282	352	262	193	145	645	491	2,370
Watch obligors excluding special attention obligors	28	26	18	13	7	43	34	169
Nonaccrual loans	4	8	4	4	3	38	26	87
Retail (1) :
Housing Loan:
Normal obligors	284	289	281	359	394	5,083	—	6,690
Watch obligors excluding special attention obligors	—	—	—	—	—	31	—	33
Nonaccrual loans	—	—	—	—	—	29	—	29
Others:
Normal obligors	89	83	89	46	35	370	446	1,159
Watch obligors excluding special attention obligors	12	7	7	4	2	12	7	50
Nonaccrual loans	2	3	3	1	2	23	8	41
Sovereign:
Normal obligors	66	1,357	50	41	41	275	5	1,833
Watch obligors excluding special attention obligors	—	2	2	1	—	—	—	5
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	94	84	79	40	252	41	203	794
Watch obligors excluding special attention obligors	—	—	—	—	—	—	2	2
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	11,517	10,789	6,132	4,767	3,956	13,964	9,705	60,831

Foreign:
Corporate (3) :
Normal obligors	11,482	6,253	3,699	2,418	957	1,288	8,733	34,829
Watch obligors excluding special attention obligors	180	69	95	66	37	63	113	623
Nonaccrual loans	—	13	16	7	1	29	13	78
Retail:
Normal obligors	2	2	1	1	1	4	—	11
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	275	140	112	235	5	4	50	821
Watch obligors excluding special attention obligors	—	—	3	—	—	—	—	3
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	957	843	395	235	108	177	463	3,178
Watch obligors excluding special attention obligors	—	—	—	3	—	8	1	12
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	12,896	7,319	4,320	2,965	1,108	1,573	9,373	39,555

Total	24,414	18,108	10,451	7,733	5,064	15,538	19,079	100,386

Notes:
(1)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(2)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2025 and the six months ended September 30, 2025.
(3)	Corporate of foreign included ¥166 billion and ¥164 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2025 and September 30, 2025, respectively.

The table below presents gross charge-offs recognized for the six months ended September 30, 2024 and 2025:

	September 30, 2024
	2024	2023	2022	2021	2020	Prior to 2020	Revolving Loans	Total
	(in billions of yen)
Domestic:
Corporate:
Large companies	4	3	—	—	—	—	2	9
Small and medium-sized companies	1	1	—	—	—	—	1	3
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	1	—	—	—	—	—	1

Total domestic	5	4	—	—	—	2	3	14

Foreign:
Total foreign (Note)	3	4	4	—	—	—	—	12

Total	8	9	4	—	—	2	3	26

	September 30, 2025
	2025	2024	2023	2022	2021	Prior to 2021	Revolving Loans	Total
	(in billions of yen)
Domestic:
Corporate:
Large companies	3	1	—	—	—	192	35	232
Small and medium-sized companies	—	1	—	—	—	—	—	2
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	1	—	—	—	—	—	1

Total domestic	4	3	—	—	—	194	36	236

Foreign:
Total foreign (Note)	—	—	1	—	—	1	—	2

Total	4	3	2	—	—	194	36	238

Note: The majority of total foreign consist of corporate.
Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.
Unearned income and deferred loan fees was ¥284 billion and ¥278 billion at March 31, 2025 and September 30, 2025, respectively.
The Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date. As of September 30, 2025, collateral relating to these loans was primarily comprised of real estate. There were no significant changes in the extent to which collateral secures these loans during this period and no significant concentration of collateral against any portfolio segment.
Nonaccrual loans
Loans are considered nonaccrual when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is nonaccrual include delinquency status and the ability of the debtor to make payments of the principal and interest when due. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans. Nonaccrual loans include loans past due for 90 days or more and modified loans to borrowers experiencing financial difficulty. There are no loans that are 90 days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as nonaccrual loans. The majority of nonaccrual loans have no contractual delinquency due to interest reductions and/or postponement of principal and interest.
In case loans are designated as nonaccrual loans, interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectability of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Nonaccrual loans are restored to accrual loans and accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to modified loans to borrowers experiencing financial difficulty, in general, such loans are restored to accrual loans, and accrual status, when the borrower qualifies for an obligor rating of D or above. The table below presents nonaccrual loans information at March 31, 2025 and September 30, 2025, and interest income recognized on nonaccrual loans for the six
m
onths ended September 30, 2024 and 2025:

	March 31, 2025			September 30, 2024
	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans
	(in billions of yen)
Domestic:
Corporate:
Large companies	788	12	800	6
Small and medium-sized companies	79	13	92	1
Retail:
Housing Loan	18	12	30	—
Others	26	17	43	—

Total domestic	911	54	965	8

Foreign:
Total foreign (3)	92	4	96	2

Total	1,003	58	1,062	9

	September 30, 2025			September 30, 2025
	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans
	(in billions of yen)
Domestic:
Corporate:
Large companies	550	15	564	5
Small and medium-sized companies	78	9	87	1
Retail:
Housing Loan	18	12	29	—
Others	25	17	41	—

Total domestic	670	53	723	6

Foreign:
Total foreign (3)	78	1	79	2

Total	748	54	801	8

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.
The remaining balance of nonaccrual loans that has been partially charged off, was ¥6,150 million and ¥4,411 million as of March 31, 2025 and September 30, 2025, respectively.

Loan modifications to borrowers experiencing financial difficulty
The MHFG Group grants certain modifications of loans to borrowers experiencing financial difficulty. The following table presents loan modifications to borrowers experiencing financial difficulty by type of modification during the six months ended September 30, 2024 and 2025:

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)
	(in billions of yen)
September 30, 2024
Domestic:
Corporate:
Large companies	149	—	3	—	3	156
Small and medium-sized companies	23	—	—	—	—	24
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	4

Total domestic	176	—	4	—	3	183

Foreign:
Total foreign (1)	13	—	—	—	—	13

Total	189	—	4	—	3	196

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)
	(in billions of yen)
September 30, 2025
Domestic:
Corporate:
Large companies	137	—	—	—	3	141
Small and medium-sized companies	25	—	—	—	—	25
Retail:
Housing Loan	—	—	—	—	—	—
Others	3	—	—	—	—	3

Total domestic	165	—	—	—	3	169

Foreign:
Total foreign (1)	9	1	—	—	—	10

Total	175	1	—	—	3	179

Notes:
(1)	The majority of total foreign consist of corporate.
(2)
The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 7.1 months and 6.1 months, and reducing the weighted-average contractual interest rate by 1.4% and 0.4% for the six months ended September 30, 2024 and 2025, respectively.

(3)	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at September 30, 2024 and 2025.
(4)
The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.

The following table presents the delinquent status of modified loans to borrowers experiencing financial difficulty, including loans that were modified during the twelve months ended September 30, 2024 and 2025:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in billions of yen)
September 30, 2024
Domestic:
Corporate:
Large companies	—	—	3	3	152	156
Small and medium-sized companies	—	—	—	—	24	24
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	4	4

Total domestic	—	—	3	3	180	183

Foreign:
Total foreign (Note)	—	—	—	—	13	13

Total	—	—	3	3	192	196

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in billions of yen)
September 30, 2025
Domestic:
Corporate:
Large companies	—	—	3	3	171	174
Small and medium-sized companies	—	—	—	—	28	28
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	4	4

Total domestic	—	—	3	4	203	206

Foreign:
Total foreign (Note)	—	—	6	6	10	16

Total	—	—	9	10	213	222

Note: The majority of total foreign consist of corporate.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The loans modified and subsequently defaulted during the twelve months ended September 30, 2024 and 2025 were insignificant.
Age analysis of past due loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2025 and September 30, 2025:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in billions of yen)
March 31, 2025
Domestic:
Corporate:
Large companies	1	—	38	39	45,840	45,879
Small and medium-sized companies	—	1	5	6	2,741	2,746
Retail:
Housing Loan	15	5	11	31	6,791	6,822
Others	4	1	9	15	1,260	1,275
Sovereign	—	—	—	—	3,693	3,693
Banks and other financial institutions	—	—	—	—	867	867

Total domestic	21	6	63	90	61,192	61,282

Foreign:
Total foreign (Note)	—	—	17	17	37,958	37,975

Total	21	6	80	108	99,150	99,257

September 30, 2025
Domestic:
Corporate:
Large companies	2	2	34	38	47,529	47,567
Small and medium-sized companies	—	—	5	5	2,621	2,626
Retail:
Housing Loan	12	3	11	26	6,727	6,753
Others	4	1	9	14	1,236	1,250
Sovereign	—	—	—	—	1,838	1,838
Banks and other financial institutions	—	—	—	—	796	796

Total domestic	18	6	60	84	60,747	60,831

Foreign:
Total foreign (Note)	—	—	17	17	39,538	39,555

Total	18	6	76	100	100,285	100,386

Note: The majority of total foreign consist of corporate.

Net losses on sales of loans
Net losses on sales of loans were ¥3,828 million and ¥7,491 million for the six months ended September 30, 2024 and 2025, respectively. These net losses include unrealized gains and losses on loans held for sale, representing the adjustments to the lower of cost or fair value at the end of each reporting period. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.